Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Stone Harbor Investment Funds
Central Index Key	0001391673
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 30, 2018
Prospectus Date	Sep. 30, 2018